Document And Entity Information	Mar. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2026
Entity Registrant Name	NOV INC.
Entity Central Index Key	0001021860
Entity Emerging Growth Company	false
Entity File Number	1-12317
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	76-0475815
Entity Address, Address Line One	10353 Richmond Ave.
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	346
Local Phone Number	223-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NOV
Security Exchange Name	NYSE